Summary of Significant Accounting Policies - Additional Information (Q3) (Details)	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) institution	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)		Sep. 30, 2024 USD ($) institution segment	Sep. 30, 2023 USD ($)		Dec. 31, 2023 USD ($) financialInstitutions segment	Dec. 31, 2022 USD ($) financialInstitutions	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 858,000	$ 2,756,000	$ 9,104,000		$ 858,000	$ 9,104,000		$ 8,748,000	$ 12,232,000	$ 5,169,000	$ 10,202,000	$ 857,000
Asset impairment charges	0		8,382,000		0	8,382,000	[1]	24,403,000	4,317,000	2,372,000
Noncash asset impairment charges			2,300,000			2,300,000
Capitalized software costs, net	23,700,000				23,700,000			23,100,000
Capitalized computer software, amortization	3,100,000		2,200,000		8,400,000	5,400,000		7,700,000	5,100,000	100,000
Goodwill	68,368,000				68,368,000			$ 68,368,000	68,368,000
Percentage fair value above carrying value								18.00%
Goodwill and intangible asset impairment	0		0		0	0
Intangible asset impairment charges			6,100,000			6,100,000		$ 6,100,000	0	0
Operating lease, impairment loss	0		0		0	0		10,900,000	600,000	2,400,000
Lease, cost	1,700,000		2,200,000		5,800,000	6,600,000		$ 8,846,000	9,074,000	11,534,000
Weighted average discount rate								9.80%
Lease Liability								$ 33,043,000
Right-of-use assets	15,513,000				15,513,000			15,629,000	31,447,000
Payments for lease termination		100,000
Gain on lease termination		100,000			109,000	0	[1]
Derecognizing on right of use asset		200,000
Derecognition on lease liability		$ 400,000
Contra rent expense	$ 200,000		500,000		$ 1,300,000	1,600,000		$ 2,200,000	1,900,000	200,000
Tax receivable agreement liabilities as percent of expected benefit	85.00%				85.00%			85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%				15.00%			15.00%
Tax receivable agreement, liability	$ 3,100,000				$ 3,100,000			$ 1,800,000
Change in tax receivable agreement liability	548,000		69,000	[2]	1,486,000	689,000	[1],[2]	1,256,000	(142,352,000)	0
Advertising expense	2,000,000		3,500,000		$ 8,300,000	8,100,000		$ 11,800,000	14,400,000	17,700,000
Requisite service period					2 years			2 years
Defined contribution cost	400,000		900,000		$ 1,400,000	1,900,000		$ 2,300,000	2,400,000	1,500,000
Provision for income taxes	$ 21,000		$ 0	[2]	$ 72,000	$ 0	[2]	$ 93,000	$ 179,077,000	$ (601,000)
Number of operating segments | segment					1			1
Number of reportable segments | segment					1			1
Number of financial institutions with cash balance exceeding FDIC limit	4				4			5	4
Irvine Corporate Headquarters Lease
Accounting Policies [Line Items]
Lease renewal term	5 years
Weighted average discount rate	11.50%				11.50%
Lease Liability	$ 3,300,000				$ 3,300,000
Right-of-use assets	$ 3,300,000				$ 3,300,000
Maximum
Accounting Policies [Line Items]
Employer matching contribution, percent of match					3.50%			3.50%
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Payment to continuing members as percent of amount of tax benefit	85.00%				85.00%			85.00%
Computer equipment
Accounting Policies [Line Items]
Property and equipment, useful life	3 years				3 years			3 years
Furniture and fixtures
Accounting Policies [Line Items]
Property and equipment, useful life	7 years				7 years			7 years
Software technology
Accounting Policies [Line Items]
Property and equipment, useful life	3 years				3 years			3 years
Enhancements
Accounting Policies [Line Items]
Property and equipment, useful life	3 years				3 years			3 years

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.